Document and Entity Information	May 07, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001580905
Document Type	8-K
Document Period End Date	May 07, 2021
Entity Registrant Name	Installed Building Products, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36307
Entity Tax Identification Number	45-3707650
Entity Address, Address Line One	495 South High Street
Entity Address, Address Line Two	Suite 50
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	(614)
Local Phone Number	221-3399
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock
Trading Symbol	IBP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false